UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2007

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                              March 31, 2007


   Mutual Funds                                        Quantity         Value

	Gartmore Small Cap CL A	                        23,578	       519,659
        Scheider Small Cap Value                        21,770         500,933
        Royce Value Plus                                29,989         445,332
        Keeley Small Cap Value	                        15,798	       428,912
	Bridgeway Small Cap Value CL N	                24,618	       409,155
	Schroder US Opportunities	                16,376	       375,494
        Stratton Small Cap Yield	                 7,475	       373,684
        Royce Opportunity	                        25,448	       346,850
        Bogle Mutual Fund                               13,051	       326,655
        Perritt Micro Cap Opportunities	                10,242	       325,292
	Bridgeway Ultra Small Company Market	        15,611	       307,378
        Pacific Advisors Small Cap A                     8,832         307,341
	William Blair Small Cap Growth	                10,286	       266,706
	Cambair COnquitador                             16,531         261,852
        Wasatch Advisors Micro Cap                	35,215	       240,874
        Aston River Road Small Cap Value                15,077         219,677
        Paradigm                                         4,014         200,000
	Oppenheimer International Small Company CL A     3,477         100,000
                                                                   -----------

	Total Mutual Funds 		                             5,955,794
                                                                   -----------

   Short-Term Securities

	TD Waterhouse Money Market		                       123,621
                                                                   -----------

   Total Investments in Securities			             6,079,415

   Other assets 			                               106,700
                                                                   -----------

   Net Assets			                                  $  6,186,115

                                                                    ==========

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                           MH Elite Portfolio of Funds, Inc.

                               MH Elite Fund of Funds
                         Schedule of Portfolio of Investments
                                   March 31, 2007


   Mutual Funds 		                       Quantity	        Value

 	Janus Contrarian 	                        24,505	   $   440,359
        Dodge & Cox Stock	                         2,738	       422,457
        Schneider Value 	                        17,978	       421,590
	Primecap Odyssey Growth 	                29,733	       419,536
        Cambiar Opportunity Inst 	                20,769 	       416,008
	Pioneer Cullen Value CL A	                19,934	       402,275
        Marisco 21st Century 	                        25,307 	       389,733
	American Funds Growth Fund of America F	        11,685	       387,232
	Brandywine Blue	                                11,628	       377,327
	Excelsior Value and Restructuring	         6,496	       352,911
        ICAP Select Equity	                         7,907	       333,583
	Hartford Capital Appreciation CL A 	         8,427	       321,491
	Fairholme                                       10,691         317,748
	Artisan Mid Cap Value 	                        14,272	       301,989
	Hotchkis and Wiley Mid-Cap Value CL A	         9,254	       281,032
	Primecap Odyssey Aggressive Growth             	18,426	       271,412
	FMI Large Cap 	                                16,160	       250,000
                                                                   -----------

	Total Mutual Funds 		                             6,106,683
                                                                   -----------

   Short-Term Securities

	TD Waterhouse Money Market		                        63,201
                                                                   -----------

   Total Investments in Securities			             6,169,884

   Other assets 			                                57,515
                                                                   -----------

   Net Assets			                                   $ 6,227,399

                                                                   ===========

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                        MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                     Schedule of Portfolio of Investments
                              March 31, 2007

   Mutual Funds and Exchange Traded Funds	       Quantity	        Value

        Cohen & Steers International Realty CL I	7,800	   $   101,794
        Analytic Global Long Short	               13,783	       157,544
        Blackrock Health Sciences CL A	                4,142	       110,148
        Bruce 	                                          494	       201,684
        Cohen & Steers International Realty CL I	7,696	       152,219
        Diamond Hill Long Short CL I	               13,706	       252,741
        Driehaus Emerging Markets Gowth	                3,275	       131,804
        Eaton Vance Utilities CL A	                7,663	       106,667
        Gartmore Hedged Core Equity CL A	        9,588	       100,479
        Ivy Asset Strategy CL Y	                        5,020	       103,765
        Julius Baer International Equity II	        6,592	       103,494
        Kinetics New Paradign	                        3,888	       103,227
        Leuthold Asset Allocation	               17,983	       192,420
        Matthews Pacific Tiger	                        5,145	       121,108
        Metzler/Payden European Emerging Markets	3,974	       133,462
        Morgan Stanley International Reat Estate CL A	3,190          117,257
        Permanent Portfolio 	                        5,843	       193,923
        Polaris Global Value	                        5,018	       104,616
        Ralph Parks Cyclical Equity 	                9,524	       102,857
        T. Rowe Price Health Sciences	                3,771	       101,998
        T. Rowe Price Latin America	                4,711	       186,951
        US Global Resources Fund	                9,137	       139,705
        US Global World Precious Minerals	        4,872	       132,577
        Wintergreen	                                8,811	       112,247
                                                                   -----------

	Total Mutual Funds 		                             3,264,687
                                                                   -----------

        Exchange Traded Funds
        Claymore Zacks Sector Return                    3,600          104,868
                                                                   -----------

        Total Exchange Traded Funds 		                       104,868
                                                                   -----------

   Short-Term Securities

	TD Waterhouse Money Market		                       167,838
                                                                   -----------

   Total Investments in Securities			             3,537,393

   Other assets 			                                34,933
                                                                   -----------

   Net Assets			                                   $ 3,572,326
                                                                   ===========

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Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: May 29, 2007